Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred income tax
Schedule of movements of deferred tax assets

		Accelerated
		amortization
		of intangible
	Tax losses	assets	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2020	180,142	218,056	25,588	423,786
Recognized in the profit or loss	132,766	(6,021)	14,031	140,776
At December 31, 2020	312,908	212,035	39,619	564,562
Recognized in the profit or loss	116,993	(5,513)	7,176	118,656
At December 31, 2021	429,901	206,522	46,795	683,218
Recognized in the profit or loss	112,340	(21,274)	(8,325)	82,741
At December 31, 2022	542,241	185,248	38,470	765,959

Schedule of movements of deferred tax liabilities

	Intangible
	assets
	acquired
	through
	business
	combination	Total
	RMB’000	RMB’000
At January 1, 2020	33,291	33,291
Recognized in the profit or loss	(13,211)	(13,211)
At December 31, 2020	20,080	20,080
Recognized in the profit or loss	(10,219)	(10,219)
At December 31, 2021	9,861	9,861
Recognized in the profit or loss	(4,665)	(4,665)
At December 31, 2022	5,196	5,196